Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
5,647	iShares 20+ Year Treasury Bond ETF	$578,535	2.1
3,281	iShares Russell 2000 ETF	541,103	1.9
22,501	Vanguard Russell 1000 Growth ETF	1,219,779	4.4
7,369	Vanguard S&P 500 ETF	2,419,243	8.6

	Total Exchange-Traded Funds
	(Cost $5,595,299)	4,758,660	17.0

MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
70,095	Voya Intermediate Bond Fund - Class R6	594,405	2.1
120,029	Voya Large Cap Value Portfolio - Class R6	561,735	2.0
104,687	Voya Multi-Manager Emerging Markets Equity Fund - Class I	842,731	3.0
209,783	Voya Multi-Manager International Equity Fund - Class I	1,615,326	5.8
189,514	Voya Multi-Manager International Factors Fund - Class I	1,368,289	4.9
182,962	Voya Multi-Manager Mid Cap Value Fund - Class I	1,547,856	5.5
19,797	Voya Short Term Bond Fund - Class R6	182,135	0.7
27,471	(1) Voya Small Cap Growth Fund - Class R6	855,069	3.1
93,431	(1) Voya Small Company Fund - Class R6	1,070,723	3.8
470,962	Voya U.S. Stock Index Portfolio - Class I	7,012,626	25.0
121,908	VY® Columbia Contrarian Core Portfolio - Class I	1,818,860	6.5
69,080	VY® Invesco Comstock Portfolio - Class I	1,280,751	4.6
59,937	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,433,701	5.1
194,766	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,577,608	5.6
23,383	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,404,136	5.0

	Total Mutual Funds
	(Cost $30,380,761)	23,165,951	82.7

	Total Investments in Securities (Cost $35,976,060)	$27,924,611	99.7
	Assets in Excess of Other Liabilities	70,385	0.3
	Net Assets	$27,994,996	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,758,660	$–	$–	$4,758,660
Mutual Funds	23,165,951	–	–	23,165,951
Total Investments, at fair value	$27,924,611	$–	$–	$27,924,611

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$-	$700,779	$(60,728)	$(45,646)	$594,405	$6,574	$(1,322)	$63
Voya Large Cap Value Portfolio - Class R6	-	1,089,142	(96,606)	(430,801)	561,735	-	(17,977)	342,839
Voya Multi-Manager Emerging Markets Equity Fund - Class I	902,854	708,009	(622,657)	(145,475)	842,731	-	(229,711)	-
Voya Multi-Manager International Equity Fund - Class I	3,707,194	859,065	(2,419,470)	(531,463)	1,615,326	-	(505,084)	-
Voya Multi-Manager International Factors Fund - Class I	942,121	1,326,458	(463,913)	(436,377)	1,368,289	-	(21,398)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,795,209	452,836	(303,449)	(396,740)	1,547,856	-	(1,382)	-
Voya Short Term Bond Fund - Class R6	-	1,132,807	(946,412)	(4,260)	182,135	3,482	(11,172)	-
Voya Small Cap Growth Fund - Class R6	-	982,091	(15,097)	(111,925)	855,069	-	(430)	-
Voya Small Company Fund - Class R6	-	1,311,637	(21,991)	(218,923)	1,070,723	-	(1,488)	-
Voya U.S. Stock Index Portfolio - Class I	7,235,150	3,937,490	(1,098,303)	(3,061,711)	7,012,626	4,234	275,069	739,287
VY® Columbia Contrarian Core Portfolio - Class I	2,421,072	875,965	(454,695)	(1,023,482)	1,818,860	11,339	153,405	319,808
VY® Invesco Comstock Portfolio - Class I	1,952,542	514,159	(644,579)	(541,371)	1,280,751	1,210	380,453	3,495
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	1,296,039	687,878	(1,757,055)	(226,862)	-	75	(173,736)	217,485
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,591,887	559,227	(244,849)	(472,564)	1,433,701	1,179	7,805	186,239
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,689,862	1,064,739	(227,621)	(949,372)	1,577,608	-	(12,367)	412,895
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,355,878	1,307,687	(1,044,081)	(1,215,348)	1,404,136	-	51,018	271,752
	$25,889,808	$17,509,969	$(10,421,506)	$(9,812,320)	$23,165,951	$30,560	$(108,317)	$2,493,863

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $36,700,195.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(8,775,584)
Net Unrealized Depreciation	$(8,775,584)